INCOME TAXES - Summary of changes in deferred tax asset valuation allowance (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets [Roll Forward]
Balance, January 1,	$ 136,017	$ 126,568	$ 124,433
Increase in deferred tax assets	12,293	9,449	2,135
Balance, December 31,	$ 148,310	$ 136,017	$ 126,568